UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s PGIM Quant Solutions Emerging Markets Equity Fund and PGIM Quant Solutions International Developed Markets Index Fund (each a “Fund” and collectively the “Funds”))

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	4/30/2024

Item 1 – Reports to Stockholders

PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions Emerging Markets Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Emerging Markets Equity Fund

June 14, 2024

PGIM Quant Solutions Emerging Markets Equity Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges)	Average Annual Total Returns as of 4/30/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	17.31	14.72	2.87	5.32 (11/29/2016)

MSCI Emerging Markets Index

	15.40	9.88	1.89	5.12

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

Benchmark Definition

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. It consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	Taiwan	8.4%

Tencent Holdings Ltd.	Interactive Media & Services	China	4.0%

Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	3.5%

PDD Holdings, Inc., ADR	Broadline Retail	China	1.5%

Alibaba Group Holding Ltd.	Broadline Retail	China	1.5%

China Construction Bank Corp. (Class H Stock)	Banks	China	1.5%

SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	South Korea	1.3%

Petroleo Brasileiro SA (PRFC)	Oil, Gas & Consumable Fuels	Brazil	1.1%

Tata Consultancy Services Ltd.	IT Services	India	1.1%

MediaTek, Inc.	Semiconductors & Semiconductor Equipment	Taiwan	1.1%

Holdings reflect only long-term investments and are subject to change.

PGIM Quant Solutions Emerging Markets Equity Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Emerging Markets Equity Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$1,173.10	1.21%	$6.54
	Hypothetical	$1,000.00	$1,018.85	1.21%	$6.07

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

PGIM Quant Solutions Emerging Markets Equity Fund	7

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 97.9%

COMMON STOCKS 94.3%

Brazil 3.9%

Ambev SA	24,900	$58,455
Banco Bradesco SA	8,801	20,915
Banco BTG Pactual SA, UTS	6,000	38,640
Banco do Brasil SA	54,600	289,056
BB Seguridade Participacoes SA	13,300	82,475
Caixa Seguridade Participacoes S/A	3,200	9,644
Centrais Eletricas Brasileiras SA	5,900	42,995
CPFL Energia SA	23,000	142,050
Engie Brasil Energia SA	1,100	8,683
Klabin SA, UTS	3,200	14,174
Petroleo Brasileiro SA	19,700	168,144
Suzano SA	6,200	69,802
TIM SA	19,400	66,054
Vale SA	32,832	399,920
Vibra Energia SA	6,500	29,379
WEG SA	5,800	44,322

		1,484,708

Chile 0.4%

Cencosud SA	6,880	11,789
Cia Sud Americana de Vapores SA	92,420	7,210
Empresas CMPC SA	5,730	11,316
Enel Chile SA	2,131,507	126,552

		156,867

China 27.8%

AAC Technologies Holdings, Inc.	4,000	12,731
Agricultural Bank of China Ltd. (Class H Stock)	690,000	307,679
Alibaba Group Holding Ltd.	60,200	563,657
Aluminum Corp. of China Ltd. (Class H Stock)	24,000	15,917
Anhui Conch Cement Co. Ltd. (Class H Stock)	6,500	15,080
ANTA Sports Products Ltd.	28,600	323,780
Baidu, Inc., ADR*	1,300	134,420
Baidu, Inc. (Class A Stock)*	1,300	16,842
Bank of Beijing Co. Ltd. (Class A Stock)	9,100	6,993
Bank of Changsha Co. Ltd. (Class A Stock)	51,000	57,282
Bank of Chengdu Co. Ltd. (Class A Stock)	31,200	63,544
Bank of Communications Co. Ltd. (Class H Stock)	28,000	20,162
Bank of Hangzhou Co. Ltd. (Class A Stock)	35,600	63,278
Bank of Nanjing Co. Ltd. (Class A Stock)	46,000	59,068
Bank of Shanghai Co. Ltd. (Class A Stock)	66,800	67,185

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Bank of Suzhou Co. Ltd. (Class A Stock)	50,700	$52,698
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	62,000	59,274
Beijing Enterprises Holdings Ltd.	66,500	212,903
Beijing New Building Materials PLC (Class A Stock)	13,700	61,761
Beijing Roborock Technology Co. Ltd. (Class A Stock)	187	10,907
Bosideng International Holdings Ltd.	58,000	33,574
BYD Electronic International Co. Ltd.	4,000	13,475
China CITIC Bank Corp. Ltd. (Class H Stock)	306,000	179,020
China Coal Energy Co. Ltd. (Class H Stock)	135,000	135,991
China Construction Bank Corp. (Class H Stock)	866,000	560,294
China Feihe Ltd., 144A	20,000	10,937
China Medical System Holdings Ltd.	8,000	7,143
China Minsheng Banking Corp. Ltd. (Class H Stock)	468,000	171,232
China National Building Material Co. Ltd. (Class H Stock)	20,000	7,739
China Pacific Insurance Group Co. Ltd. (Class H Stock)	70,800	155,128
China Resources Gas Group Ltd.	4,600	14,458
China Resources Power Holdings Co. Ltd.	12,000	29,842
China Shenhua Energy Co. Ltd. (Class H Stock)	2,500	10,376
CITIC Ltd.	62,000	58,677
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	1,400	39,090
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	15,000	19,408
CSPC Pharmaceutical Group Ltd.	43,200	35,473
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	900	8,507
ENN Energy Holdings Ltd.	4,400	37,490
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	3,200	19,159
Giant Biogene Holding Co. Ltd., 144A*	1,600	9,748
Goneo Group Co. Ltd. (Class A Stock)	4,200	69,054
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	11,600	67,181
Greentown China Holdings Ltd.	41,500	36,388
Guangdong Investment Ltd.	14,000	7,313
H World Group Ltd., ADR	7,500	275,325
Haidilao International Holding Ltd., 144A	9,000	20,306
Hengan International Group Co. Ltd.	3,500	11,750
HLA Group Corp. Ltd. (Class A Stock)	47,300	59,298
Huaibei Mining Holdings Co. Ltd. (Class A Stock)	20,900	55,502
Huatai Securities Co. Ltd. (Class H Stock), 144A	6,400	7,569
Huaxia Bank Co. Ltd. (Class A Stock)	66,000	60,979
Hubei Jumpcan Pharmaceutical Co. Ltd. (Class A Stock)	9,327	52,806
Industrial & Commercial Bank of China Ltd. (Class H Stock)	341,000	182,854
Industrial Bank Co. Ltd. (Class A Stock)	6,800	15,768
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	2,200	8,655
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	5,600	10,884
JD.com, Inc., ADR	10,200	294,678

  See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (Class A Stock)	11,900	$63,349
Jiangxi Copper Co. Ltd. (Class H Stock)	6,000	12,220
JOYY, Inc., ADR	300	9,786
Kanzhun Ltd., ADR	900	17,811
Kuaishou Technology, 144A*	38,400	269,211
Kunlun Energy Co. Ltd.	22,000	21,326
Kweichow Moutai Co. Ltd. (Class A Stock)	200	46,812
Li Auto, Inc. (Class A Stock)*	20,300	265,969
Luzhou Laojiao Co. Ltd. (Class A Stock)	400	10,221
Meituan (Class B Stock), 144A*	4,960	67,726
Midea Group Co. Ltd. (Class A Stock)	6,900	66,247
MINISO Group Holding Ltd., ADR	600	13,482
NARI Technology Co. Ltd. (Class A Stock)	2,400	7,749
NetEase, Inc.	1,700	31,866
NetEase, Inc., ADR	4,100	383,227
New Oriental Education & Technology Group, Inc.*	13,400	106,476
Ningbo Sanxing Medical Electric Co. Ltd. (Class A Stock)	1,800	8,348
PDD Holdings, Inc., ADR*	4,700	588,346
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	264,000	86,652
PetroChina Co. Ltd. (Class H Stock)	132,000	122,990
Ping An Bank Co. Ltd. (Class A Stock)	6,000	8,903
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	51,000	231,136
Pop Mart International Group Ltd., 144A	2,400	10,271
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	41,000	21,244
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	3,200	10,819
Shan Xi Hua Yang Group New Energy Co. Ltd. (Class A Stock)	38,500	50,093
Shandong Himile Mechanical Science & Technology Co. Ltd. (Class A Stock)	10,200	55,872
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	9,100	9,630
Shanghai Rural Commercial Bank Co. Ltd. (Class A Stock)	63,200	58,850
Shanxi Lu’an Environmental Energy Development Co. Ltd. (Class A Stock)	16,700	48,610
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	400	16,767
Sichuan Kelun Pharmaceutical Co. Ltd. (Class A Stock)	14,200	66,379
Sinopharm Group Co. Ltd. (Class H Stock)	7,600	19,193
Sinotruk Hong Kong Ltd.	4,000	9,955
Sungrow Power Supply Co. Ltd. (Class A Stock)	4,300	60,962
Tencent Holdings Ltd.	34,800	1,527,135
Tencent Music Entertainment Group, ADR*	26,600	333,830
Tongcheng Travel Holdings Ltd.*	6,800	17,897
Trip.com Group Ltd.*	2,950	143,687

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

Vipshop Holdings Ltd., ADR	17,100	$257,184
Weichai Power Co. Ltd. (Class H Stock)	114,000	232,943
Xiaomi Corp. (Class B Stock), 144A*	80,600	175,702
Yankuang Energy Group Co. Ltd. (Class H Stock)	12,000	26,032
Youngor Fashion Co. Ltd. (Class A Stock)	7,700	8,284
Yutong Bus Co. Ltd. (Class A Stock)	17,200	60,620
Zhejiang Dingli Machinery Co. Ltd. (Class A Stock)	5,700	51,411
Zhuzhou CRRC Times Electric Co. Ltd. (Class H Stock)	2,500	8,960

		10,640,415

Colombia 0.0%

Bancolombia SA	1,330	11,459

Czech Republic 0.1%

CEZ A/S	910	33,609

Greece 0.6%

Eurobank Ergasias Services & Holdings SA*	13,574	29,038
Hellenic Telecommunications Organization SA	1,000	15,192
Motor Oil Hellas Corinth Refineries SA	750	21,760
National Bank of Greece SA*	20,514	165,091

		231,081

Hong Kong 0.0%

Orient Overseas International Ltd.	500	7,293

Hungary 0.2%

OTP Bank Nyrt	1,132	56,108

India 15.9%

ABB India Ltd.	668	52,307
Aurobindo Pharma Ltd.	12,860	177,482
Bajaj Auto Ltd.	313	33,415
Bajaj Finserv Ltd.	1,904	36,780
Bank of Baroda	10,891	36,619
Bharat Electronics Ltd.	20,202	56,492
Cipla Ltd.	12,209	204,382
Coal India Ltd.	8,100	44,039
Colgate-Palmolive India Ltd.	9,169	310,294
Cummins India Ltd.	5,690	222,786
Dr. Reddy’s Laboratories Ltd.	4,225	313,527
HCL Technologies Ltd.	18,470	301,338

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

India (cont’d.)

HDFC Asset Management Co. Ltd., 144A	5,372	$250,437
HDFC Bank Ltd.	1,707	31,000
Hero MotoCorp Ltd.	600	32,563
Hindalco Industries Ltd.	42,802	329,181
Hindustan Aeronautics Ltd.	950	44,832
ICICI Bank Ltd.	6,361	87,648
Indian Hotels Co. Ltd.	4,400	30,320
Indian Railway Catering & Tourism Corp. Ltd.	1,206	14,975
Indraprastha Gas Ltd.	1,764	9,897
Info Edge India Ltd.	370	26,760
Infosys Ltd.	1,045	17,644
Infosys Ltd., ADR	3,400	56,814
InterGlobe Aviation Ltd., 144A*	920	43,869
ITC Ltd.	15,514	80,894
Jindal Steel & Power Ltd.	1,817	20,180
JSW Steel Ltd.	26,832	282,701
Larsen & Toubro Ltd.	3,822	164,292
Lupin Ltd.	1,155	22,742
Max Healthcare Institute Ltd.	3,444	34,609
Nestle India Ltd.	1,725	51,780
NMDC Ltd.	53,734	163,065
NTPC Ltd.	12,811	55,676
Oil & Natural Gas Corp. Ltd.	16,644	56,186
Persistent Systems Ltd.	1,636	65,813
Power Finance Corp. Ltd.	42,809	225,657
Power Grid Corp. of India Ltd.	23,884	86,144
Reliance Industries Ltd.	8,361	293,507
Shree Cement Ltd.	50	14,639
Shriram Finance Ltd.	1,475	45,003
Siemens Ltd.	455	31,790
State Bank of India	7,227	71,388
Sun Pharmaceutical Industries Ltd.	4,770	85,694
Tata Consultancy Services Ltd.	9,506	433,855
Tata Motors Ltd.	27,293	329,128
Tata Motors Ltd. (Class A Stock)	2,200	17,945
Trent Ltd.	4,751	250,781
UltraTech Cement Ltd.	1,910	227,795
United Spirits Ltd.	1,525	21,453
Vedanta Ltd.	32,128	153,336
Wipro Ltd.	6,612	36,413

		6,087,867

Indonesia 1.5%

Adaro Energy Indonesia Tbk PT	78,800	13,096

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Indonesia (cont’d.)

Bank Mandiri Persero Tbk PT	314,800	$133,059
Bank Rakyat Indonesia Persero Tbk PT	924,300	279,789
Indofood Sukses Makmur Tbk PT	345,300	132,597
United Tractors Tbk PT	7,200	10,973

		569,514

Kuwait 0.1%

National Bank of Kuwait SAKP	12,066	33,815

Malaysia 0.7%

CIMB Group Holdings Bhd	35,400	48,924
Malayan Banking Bhd	75,900	154,659
Malaysia Airports Holdings Bhd	4,800	10,046
MISC Bhd	7,200	11,997
PPB Group Bhd	3,000	9,883
Sime Darby Bhd	16,000	9,367
Telekom Malaysia Bhd	6,600	8,553
YTL Corp. Bhd	13,000	8,405
YTL Power International Bhd	12,800	12,271

		274,105

Mexico 2.5%

Banco del Bajio SA, 144A	73,400	271,307
Cemex SAB de CV, UTS*	165,700	131,065
Fibra Uno Administracion SA de CV, REIT	146,600	209,835
Gruma SAB de CV (Class B Stock)	915	17,947
Grupo Financiero Banorte SAB de CV (Class O Stock)	13,700	135,890
Grupo Mexico SAB de CV (Class B Stock)	16,300	100,726
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	41,200	86,004
Promotora y Operadora de Infraestructura SAB de CV	975	9,766

		962,540

Philippines 0.1%

International Container Terminal Services, Inc.	5,580	31,914
Manila Electric Co.	1,540	9,838
Metropolitan Bank & Trust Co.	9,100	11,011

		52,763

Poland 0.8%
Bank Polska Kasa Opieki SA	1,039	43,015
Budimex SA	64	10,827

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Poland (cont’d.)

Powszechny Zaklad Ubezpieczen SA	19,202	$241,674
Santander Bank Polska SA	183	25,077

		320,593

Qatar 0.7%

Commercial Bank PSQC (The)	16,048	18,292
Mesaieed Petrochemical Holding Co.	24,945	13,149
Ooredoo QPSC	83,946	230,322

		261,763

Russia 0.0%

Inter RAO UES PJSC^	202,400	—
LUKOIL PJSC^	2,762	—
Magnit PJSC^	1,716	—
PhosAgro PJSC^	232	—
PhosAgro PJSC, GDR (XSTU)*^	4	—
PhosAgro PJSC, GDR (XLON)*^	2	—
Rosneft Oil Co. PJSC^	5,856	—
Sberbank of Russia PJSC^	55,364	—
Surgutneftegas PJSC^	38,400	—

		—

Saudi Arabia 2.5%

Almarai Co. JSC	1,125	17,019
Arab National Bank	15,727	129,266
Dr. Sulaiman Al Habib Medical Services Group Co.	3,129	258,730
Elm Co.	126	30,670
Etihad Etisalat Co.	19,704	272,746
Mobile Telecommunications Co. Saudi Arabia	2,244	7,223
Nahdi Medical Co.	207	7,621
Saudi Aramco Base Oil Co.	3,561	143,458
Saudi Awwal Bank	5,600	60,771
Saudi Tadawul Group Holding Co.	260	18,350
Savola Group (The)	1,377	18,504

		964,358

South Africa 1.2%

Exxaro Resources Ltd.	1,326	12,705
Harmony Gold Mining Co. Ltd.	2,928	25,345
Kumba Iron Ore Ltd.	2,205	54,052
Nedbank Group Ltd.	17,735	215,643

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

South Africa (cont’d.)
Old Mutual Ltd.	27,166	$15,961
Sanlam Ltd.	20,349	73,610
Standard Bank Group Ltd.	7,093	66,609

		463,925

South Korea 13.2%
CJ CheilJedang Corp.	523	126,768
Coway Co. Ltd.	306	12,260
DB Insurance Co. Ltd.	238	16,695
GS Holdings Corp.	267	8,633
Hana Financial Group, Inc.	4,079	172,039
Hankook Tire & Technology Co. Ltd.	5,945	252,260
Hanmi Semiconductor Co. Ltd.	256	24,378
Hanwha Aerospace Co. Ltd.	164	24,911
Hyundai Glovis Co. Ltd.	1,634	213,907
Hyundai Mobis Co. Ltd.	414	67,730
Hyundai Motor Co.	379	68,173
Industrial Bank of Korea	25,334	254,696
KB Financial Group, Inc.	6,647	360,513
Kia Corp.	4,304	364,646
Korea Investment Holdings Co. Ltd.	240	11,600
Krafton, Inc.*	160	27,537
KT Corp.	2,379	59,480
KT&G Corp.	3,757	242,085
NH Investment & Securities Co. Ltd.	832	7,479
Orion Corp.	3,317	221,986
Samsung Electronics Co. Ltd.	24,442	1,358,649
Samsung Life Insurance Co. Ltd.	3,293	207,501
Samsung SDS Co. Ltd.	191	21,942
Samsung Securities Co. Ltd.	7,102	194,282
Shinhan Financial Group Co. Ltd.	2,347	78,853
SK Hynix, Inc.	3,926	484,491
SK Telecom Co. Ltd.	3,870	143,120
Woori Financial Group, Inc.	3,234	33,141

		5,059,755

Taiwan 15.6%
Acer, Inc.	178,000	244,920
Advantech Co. Ltd.	3,000	34,894
Asustek Computer, Inc.	18,000	236,030
Catcher Technology Co. Ltd.	4,000	26,719
Compal Electronics, Inc.	215,000	234,513
Eclat Textile Co. Ltd.	1,000	15,734

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Taiwan (cont’d.)
Eva Airways Corp.	240,000	$260,937
Evergreen Marine Corp. Taiwan Ltd.	24,000	139,453
Hon Hai Precision Industry Co. Ltd.	70,000	333,225
Inventec Corp.	14,000	22,459
Largan Precision Co. Ltd.	1,000	66,658
MediaTek, Inc.	14,000	422,117
Nien Made Enterprise Co. Ltd.	1,000	11,686
Pegatron Corp.	11,000	32,807
President Chain Store Corp.	13,000	109,325
Quanta Computer, Inc.	45,000	353,171
Realtek Semiconductor Corp.	3,000	47,325
Synnex Technology International Corp.	6,000	14,666
Taiwan Semiconductor Manufacturing Co. Ltd.	135,000	3,232,409
Wistron Corp.	7,000	23,968
Wiwynn Corp.	1,000	71,139
WPG Holdings Ltd.	9,000	24,307

		5,958,462

Thailand 1.7%
Advanced Info Service PCL	3,000	15,939
Bangkok Dusit Medical Services PCL	58,400	45,604
Bumrungrad Hospital PCL	30,500	201,308
Central Pattana PCL	21,000	35,813
CP ALL PCL	31,200	48,220
PTT Exploration & Production PCL	7,900	33,048
PTT PCL	56,000	50,751
Srisawad Corp. PCL	4,800	5,261
Thai Oil PCL	76,000	110,736
TMBThanachart Bank PCL	2,263,200	110,282

		656,962

Turkey 1.8%
Akbank TAS	49,783	91,630
BIM Birlesik Magazalar A/S	2,480	29,628
KOC Holding A/S	44,444	310,179
Turk Hava Yollari AO*	2,880	28,968
Turkcell Iletisim Hizmetleri A/S	23,530	58,579
Turkiye Is Bankasi A/S (Class C Stock)	1	1
Yapi ve Kredi Bankasi A/S	162,645	162,869

		681,854

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

United Arab Emirates 2.9%
Abu Dhabi Islamic Bank PJSC	82,848	$251,881
Aldar Properties PJSC	120,159	178,570
Dubai Islamic Bank PJSC	66,936	101,345
Emaar Properties PJSC*	132,084	295,353
Emirates NBD Bank PJSC	63,222	292,759

		1,119,908

United States 0.1%
JBS SA	4,400	19,871

TOTAL COMMON STOCKS (cost $29,308,935)		36,109,595

PREFERRED STOCKS 3.6%

Brazil 2.9%
Cia Energetica de Minas Gerais (PRFC)	124,537	232,881
Gerdau SA (PRFC)	65,694	230,636
Itau Unibanco Holding SA (PRFC)	36,200	218,904
Petroleo Brasileiro SA (PRFC)	54,800	442,402

		1,124,823

Colombia 0.1%
Bancolombia SA (PRFC)	4,612	37,738

Russia 0.0%
Surgutneftegas PJSC (PRFC)^	38,200	—

South Korea 0.6%
Hyundai Motor Co. (2nd PRFC)	200	22,854
Hyundai Motor Co. (PRFC)	128	14,565
Samsung Electronics Co. Ltd. (PRFC)	4,194	195,822

		233,241

TOTAL PREFERRED STOCKS (cost $1,097,393)		1,395,802

TOTAL LONG-TERM INVESTMENTS (cost $30,406,328)		37,505,397

See Notes to Financial Statements.

18

Description			Shares	Value

SHORT-TERM INVESTMENTS 2.8%

AFFILIATED MUTUAL FUND 2.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $992,777)(wb)			992,777	$992,777

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.2%
U.S. Treasury Bills (cost $69,495)	5.270%	06/20/24	70	69,487

TOTAL SHORT-TERM INVESTMENTS (cost $1,062,272)				1,062,264

TOTAL INVESTMENTS 100.7% (cost $31,468,600)				38,567,661
Liabilities in excess of other assets(z) (0.7)%				(269,464)

NET ASSETS 100.0%				$38,298,197

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSC—Morgan Stanley & Co. LLC

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

XLON—London Stock Exchange

XSTU—Stuttgart Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Futures contracts outstanding at April 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
22	Mini MSCI Emerging Markets Index	Jun. 2024	$1,146,200	$(6,752)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MSC	$—	$69,487

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$1,484,708	$—	$—
Chile	156,867	—	—
China	2,308,089	8,332,326	—
Colombia	11,459	—	—
Czech Republic	—	33,609	—
Greece	—	231,081	—
Hong Kong	—	7,293	—
Hungary	—	56,108	—
India	56,814	6,031,053	—
Indonesia	—	569,514	—
Kuwait	—	33,815	—
Malaysia	—	274,105	—
Mexico	962,540	—	—
Philippines	—	52,763	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Poland	$—	$320,593	$—
Qatar	—	261,763	—
Russia	—	—	—	**
Saudi Arabia	—	964,358	—
South Africa	—	463,925	—
South Korea	—	5,059,755	—
Taiwan	—	5,958,462	—
Thailand	—	656,962	—
Turkey	—	681,854	—
United Arab Emirates	—	1,119,908	—
United States	19,871	—	—
Preferred Stocks
Brazil	1,124,823	—	—
Colombia	37,738	—	—
Russia	—	—	—	**
South Korea	—	233,241	—
Short-Term Investments
Affiliated Mutual Fund	992,777	—	—
U.S. Treasury Obligation	—	69,487	—

Total	$7,155,686	$31,411,975	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(6,752)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Banks	17.2%
Semiconductors & Semiconductor Equipment	11.0
Technology Hardware, Storage & Peripherals	7.9
Interactive Media & Services	5.2
Metals & Mining	5.0
Broadline Retail	4.5
Oil, Gas & Consumable Fuels	4.3

Automobiles	3.0%
Insurance	2.9
Affiliated Mutual Fund	2.6
Pharmaceuticals	2.5
IT Services	2.5
Entertainment	2.0
Electric Utilities	1.8

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Industry Classification (continued):

Machinery	1.7%
Food Products	1.7
Wireless Telecommunication Services	1.5
Health Care Providers & Services	1.5
Hotels, Restaurants & Leisure	1.5
Real Estate Management & Development	1.4
Capital Markets	1.4
Electronic Equipment, Instruments & Components	1.2
Industrial Conglomerates	1.1
Construction Materials	1.0
Textiles, Apparel & Luxury Goods	1.0
Specialty Retail	0.9
Automobile Components	0.9
Passenger Airlines	0.9
Personal Care Products	0.9
Tobacco	0.8
Diversified Telecommunication Services	0.8
Gas Utilities	0.8
Electrical Equipment	0.7
Financial Services	0.7
Air Freight & Logistics	0.6
Diversified REITs	0.5
Consumer Staples Distribution & Retail	0.5
Marine Transportation	0.5
Construction & Engineering	0.5
Household Durables	0.4
Chemicals	0.4
Beverages	0.4
Aerospace & Defense	0.3
Diversified Consumer Services	0.3
Independent Power & Renewable Electricity Producers	0.2
Household Products	0.2
Paper & Forest Products	0.2
Health Care Equipment & Supplies	0.2
U.S. Treasury Obligation	0.2
Building Products	0.2
Transportation Infrastructure	0.1
Consumer Finance	0.1
Multi-Utilities	0.1
Commercial Services & Supplies	0.0	*
Containers & Packaging	0.0	*
Communications Equipment	0.0	*

Water Utilities	0.0 *%

100.7
Liabilities in excess of other assets	(0.7)

100.0%

* Less than 0.05%

See Notes to Financial Statements.

22

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$6,752*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$36,294

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$56,192

For the six months ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$1,115,533

*	Average volume is based on average quarter end balances for the six months ended April 30, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	23

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $30,475,823)	$37,574,884
Affiliated investments (cost $992,777)	992,777
Foreign currency, at value (cost $71,788)	71,688
Dividends and interest receivable	108,940
Tax reclaim receivable	4,531
Receivable for Fund shares sold	1,296
Prepaid expenses	360

Total Assets	38,754,476

Liabilities
Foreign capital gains tax liability accrued	219,406
Payable for Fund shares purchased	124,690
Custodian and accounting fees payable	44,021
Accrued expenses and other liabilities	18,460
Management fee payable	17,557
Due to broker—variation margin futures	15,730
Audit fees payable	15,499
Trustees’ fees payable	856
Affiliated transfer agent fee payable	60

Total Liabilities	456,279

Net Assets	$38,298,197

Net assets were comprised of:
Paid-in capital	$35,133,411
Total distributable earnings (loss)	3,164,786

Net assets, April 30, 2024	$38,298,197

Class R6
Net asset value, offering price and redemption price per share, ($38,298,197 ÷ 3,320,511 shares of beneficial interest issued and outstanding)	$11.53

See Notes to Financial Statements.

24

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $80,170 foreign withholding tax)	$563,713
Affiliated dividend income	27,399
Interest income	2,084

Total income	593,196

Expenses
Management fee	140,716
Custodian and accounting fees	72,774
Professional fees	21,911
Audit fee	15,497
Shareholders’ reports	8,211
Fund data services	5,716
Trustees’ fees	5,167
Transfer agent’s fees and expenses (including affiliated expense of $198)	252
Registration fees	111
Miscellaneous	11,259

Total expenses	281,614
Less: Fee waiver and/or expense reimbursement	(54,343)

Net expenses	227,271

Net investment income (loss)	365,925

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes $(103,414))	932,050
Futures transactions	36,294
Foreign currency transactions	(10,399)

957,945

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(149,328))	4,587,908
Futures	56,192
Foreign currencies	(2,005)

4,642,095

Net gain (loss) on investment and foreign currency transactions	5,600,040

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,965,965

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	25

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$365,925	$947,391
Net realized gain (loss) on investment and foreign currency transactions	957,945	(1,162,979)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,642,095	4,576,407

Net increase (decrease) in net assets resulting from operations	5,965,965	4,360,819

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,306,279)	(1,391,984)

Fund share transactions
Net proceeds from shares sold (157,905 and 337,480 shares, respectively)	1,734,288	3,482,394
Net asset value of shares issued in reinvestment of dividends and distributions (125,123 and 136,737 shares, respectively)	1,306,279	1,391,984
Cost of shares purchased (444,762 and 437,103 shares, respectively)	(4,837,657)	(4,588,650)

Net increase (decrease) in net assets from Fund share transactions	(1,797,090)	285,728

Total increase (decrease)	2,862,596	3,254,563

Net Assets:
Beginning of period	35,435,601	32,181,038

End of period	$38,298,197	$35,435,601

See Notes to Financial Statements.

26

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.18		$9.34		$12.83	$11.61	$11.14	$10.84
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.27		0.38	0.29	0.18	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.61		0.98		(3.45)	1.11	0.53	0.43
Total from investment operations	1.72		1.25		(3.07)	1.40	0.71	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.41)		(0.35)	(0.18)	(0.24)	(0.21)
Distributions from net realized gains	-		-		(0.07)	-	-	(0.11)
Total dividends and distributions	(0.37)		(0.41)		(0.42)	(0.18)	(0.24)	(0.32)
Net asset value, end of period	$11.53		$10.18		$9.34	$12.83	$11.61	$11.14
Total Return(b):	17.31%		13.37%		(24.71)%	12.08%	6.42%	5.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,298		$35,436		$32,181	$41,893	$36,054	$29,804
Average net assets (000)	$37,730		$37,262		$38,004	$45,007	$32,007	$28,694
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.21	%(d)(e)	1.21	%(e)	1.20%	1.20%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.50	%(d)	1.61%		1.54%	1.42%	1.53%	1.70%
Net investment income (loss)	1.95	%(d)	2.54%		3.36%	2.15%	1.66%	1.71%
Portfolio turnover rate(f)	46%		101%		101%	108%	106%	117%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and for the year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund	27

Notes to Financial Statements (unaudited)

1.  Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Emerging Markets Equity Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

2.  Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

28

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing

PGIM Quant Solutions Emerging Markets Equity Fund	29

Notes to Financial Statements (unaudited) (continued)

transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

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Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the

PGIM Quant Solutions Emerging Markets Equity Fund	31

Notes to Financial Statements (unaudited) (continued)

collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by

32

the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Fund has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% of average daily net assets.	0.75%

PGIM Quant Solutions Emerging Markets Equity Fund	33

Notes to Financial Statements (unaudited) (continued)

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitation attributable to the below class is:

Class	Expense Limitations
R6	1.20%

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

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The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$16,780,879	$19,796,950

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$466,140	$8,518,124	$7,991,487	$—	$—	$992,777	992,777	$27,399

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$32,139,911	$8,419,583	$(1,998,585)	$6,420,998

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains

PGIM Quant Solutions Emerging Markets Equity Fund	35

Notes to Financial Statements (unaudited) (continued)

distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$4,159,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7. Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R6	3,320,511	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	76.8%

Unaffiliated	—	—

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

36

funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2024.

9.   Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Concentration Risk: To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of

PGIM Quant Solutions Emerging Markets Equity Fund	37

Notes to Financial Statements (unaudited) (continued)

foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s

38

performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in certain companies identified by the U.S. government as “Chinese Military Industrial Complex Companies.” The restrictions in these executive orders may force the subadviser to

PGIM Quant Solutions Emerging Markets Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends

40

affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

PGIM Quant Solutions Emerging Markets Equity Fund	41

Notes to Financial Statements (unaudited) (continued)

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Value Style Risk: Since the Fund may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

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Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions Emerging Markets Equity Fund	43

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • KevinJ. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	655 Broad Street 16th Floor Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND

SHARE CLASS	R6
NASDAQ	PQEMX
CUSIP	74440E706

MF244E2

PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2  Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions International Developed Markets Index Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions International Developed Markets Index Fund

June 14, 2024

PGIM Quant Solutions International Developed Markets Index Fund  3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/24 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)

Fund	16.65	8.18	5.66	6.91 (11/17/2016)

MSCI EAFE Index**

	18.63	9.28	6.18	7.43

FTSE Developed Markets Ex-North America Net Index**

	18.47	9.47	6.07	7.33

*Not annualized

**Effective December 11, 2023, the Fund’s benchmark changed from the FTSE Developed Markets Ex-North America Net Index to the MSCI EAFE Index. The change in benchmark was made in connection with a change in the Fund’s investment objective and strategy to track the MSCI EAFE Index.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

Benchmark Definition

MSCI EAFE Index—The MSCI EAFE Index is a free-float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed markets, excluding the US and Canada.

FTSE Developed Markets Ex-North America Net Index—The FTSE Developed Markets Ex-North America Net Index is part of a range of indexes designed to help investors benchmark their international investments. The index comprises large- and mid-cap stocks, providing coverage of developed markets, excluding the United States and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

4  Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Asset Class/Line of Business	Country	% of Net Assets

iShares MSCI EAFE ETF	Unaffiliated Exchange-Traded Funds	United States	3.4%

Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	2.4%

ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	2.0%

Nestle SA	Food Products	United States	1.5%

Toyota Motor Corp.	Automobiles	Japan	1.4%

AstraZeneca plc	Pharmaceuticals	United Kingdom	1.3%

Shell plc	Oil, Gas & Consumable Fuels	United States	1.3%

LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	1.3%

Novartis AG	Pharmaceuticals	Switzerland	1.1%

SAP SE	Software	Germany	1.1%

Holdings reflect only long-term investments and are subject to change.

PGIM Quant Solutions International Developed Markets Index Fund  5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

6  Visit our website at pgim.com/investments

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions International Developed Markets Index Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$1,166.50	0.24%	$1.29

	Hypothetical	$1,000.00	$1,023.67	0.24%	$1.21

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

PGIM Quant Solutions International Developed Markets Index Fund  7

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 95.8%

COMMON STOCKS 92.0%

Australia 6.7%

Ampol Ltd.	794	$18,749
ANZ Group Holdings Ltd.	10,010	180,620
APA Group, UTS	4,273	22,803
Aristocrat Leisure Ltd.	1,944	49,611
ASX Ltd.	645	26,348
Aurizon Holdings Ltd.	6,131	15,059
BHP Group Ltd.	16,982	465,750
BlueScope Steel Ltd.	1,505	21,966
Brambles Ltd.	4,628	43,539
CAR Group Ltd.	1,263	27,386
Cochlear Ltd.	218	45,477
Coles Group Ltd.	4,458	46,494
Commonwealth Bank of Australia	5,611	411,115
Computershare Ltd.	1,810	31,799
Dexus, REIT	3,582	16,270
EBOS Group Ltd.	511	10,530
Endeavour Group Ltd.	4,772	16,411
Fortescue Ltd.	5,640	93,480
Glencore PLC	34,865	202,864
Goodman Group, REIT	5,693	114,997
GPT Group (The), REIT	6,380	17,159
IDP Education Ltd.	881	9,186
Insurance Australia Group Ltd.	8,116	33,624
Lottery Corp. Ltd. (The)	7,413	23,125
Macquarie Group Ltd.	1,223	146,440
Medibank Private Ltd.	9,173	21,023
Mineral Resources Ltd.	585	26,537
Mirvac Group, REIT	13,143	17,221
National Australia Bank Ltd.	10,422	225,923
Northern Star Resources Ltd.	3,828	36,285
Orica Ltd.	1,517	17,565
Origin Energy Ltd.	5,738	36,215
Pilbara Minerals Ltd.	9,523	24,245
Qantas Airways Ltd.*	2,814	10,617
QBE Insurance Group Ltd.	4,976	56,920
Ramsay Health Care Ltd.	611	20,481
REA Group Ltd.	176	20,175
Reece Ltd.	753	13,358
Rio Tinto Ltd.	1,236	102,865
Rio Tinto PLC	3,773	255,284
Santos Ltd.	10,817	53,083
Scentre Group, REIT	17,288	35,009
SEEK Ltd.	1,186	18,321

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Australia (cont’d.)

Seven Group Holdings Ltd.	548	$13,316
Sonic Healthcare Ltd.	1,501	25,796
South32 Ltd.	15,106	34,464
Stockland, REIT	7,951	22,526
Suncorp Group Ltd.	4,231	45,189
Telstra Group Ltd.	13,470	31,824
Transurban Group, UTS	10,285	82,573
Treasury Wine Estates Ltd.	2,659	20,621
Vicinity Ltd., REIT	12,888	15,782
Washington H Soul Pattinson & Co. Ltd.	781	16,344
Wesfarmers Ltd.	3,779	161,889
Westpac Banking Corp.	11,688	194,095
WiseTech Global Ltd.	555	32,697
Woodside Energy Group Ltd.	6,324	113,307
Woolworths Group Ltd.	4,069	83,484

		3,975,836

Austria 0.2%

Erste Group Bank AG	1,145	53,397
Mondi PLC	1,470	27,859
OMV AG	490	23,251
Verbund AG	227	17,341
voestalpine AG	386	10,308

		132,156

Belgium 0.7%

Ageas SA/NV	532	24,420
Anheuser-Busch InBev SA/NV	2,893	172,926
D’ieteren Group	71	15,316
Elia Group SA/NV	98	9,436
Groupe Bruxelles Lambert NV	293	21,749
KBC Group NV	834	61,953
Lotus Bakeries NV	1	10,053
Sofina SA	51	11,938
Syensqo SA*	247	22,895
UCB SA	421	55,829
Umicore SA	697	15,439
Warehouses De Pauw CVA, REIT	585	15,470

		437,424

Brazil 0.0%

Yara International ASA	551	15,706

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Burkina Faso 0.0%

Endeavour Mining PLC	615	$13,021

Chile 0.1%

Antofagasta PLC	1,313	36,018

China 0.4%
BOC Hong Kong Holdings Ltd.	12,400	38,007
ESR Group Ltd., 144A	5,800	6,356
Prosus NV*	4,872	163,017
SITC International Holdings Co. Ltd.	5,000	10,843
Wharf Holdings Ltd. (The)	4,000	12,869
Wilmar International Ltd.	6,400	15,044

		246,136

Denmark 3.5%

AP Moller - Maersk A/S (Class A Stock)	10	14,182
AP Moller - Maersk A/S (Class B Stock)	14	20,287
Carlsberg A/S (Class B Stock)	328	44,120
Coloplast A/S (Class B Stock)	423	50,999
Danske Bank A/S	2,297	66,124
Demant A/S*	336	16,045
DSV A/S	605	85,952
Genmab A/S*	220	61,079
Novo Nordisk A/S (Class B Stock)	10,933	1,402,073
Novozymes A/S (Class B Stock)	1,244	68,889
Orsted A/S, 144A*	630	34,624
Pandora A/S	282	42,920
ROCKWOOL A/S (Class B Stock)	31	10,106
Svitzer A/S*	48	1,613
Tryg A/S	1,163	23,018
Vestas Wind Systems A/S*	3,364	90,150

		2,032,181

Finland 0.9%

Elisa OYJ	474	21,372
Fortum OYJ	1,494	19,687
Kesko OYJ (Class B Stock)	910	15,536
Kone OYJ (Class B Stock)	1,132	55,182
Metso OYJ	2,209	25,044
Neste OYJ	1,409	31,941
Nokia OYJ	18,010	65,473
Nordea Bank Abp	10,664	124,963

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Finland (cont’d.)

Orion OYJ (Class B Stock)	359	$13,708
Sampo OYJ (Class A Stock)	1,508	61,200
Stora Enso OYJ (Class R Stock)	1,938	25,815
UPM-Kymmene OYJ	1,778	62,310
Wartsila OYJ Abp	1,577	29,092

		551,323

France 9.5%

Accor SA	662	29,013
Aeroports de Paris SA	115	14,607
Air Liquide SA	1,757	343,632
Airbus SE	1,986	326,812
Alstom SA	960	15,137
Amundi SA, 144A	204	14,232
Arkema SA	200	20,637
AXA SA	6,085	210,246
BioMerieux	138	14,670
BNP Paribas SA	3,460	248,988
Bollore SE	2,457	15,948
Bouygues SA	635	23,403
Bureau Veritas SA	982	28,641
Capgemini SE	520	109,294
Carrefour SA	1,918	32,267
Cie de Saint-Gobain SA	1,518	120,047
Cie Generale des Etablissements Michelin SCA	2,260	86,826
Covivio SA, REIT	168	8,362
Credit Agricole SA	3,559	55,069
Danone SA	2,100	131,433
Dassault Aviation SA	67	14,341
Dassault Systemes SE	2,226	87,375
Edenred SE	831	39,433
Eiffage SA	245	26,141
Engie SA*	6,083	105,605
EssilorLuxottica SA	989	210,886
Eurazeo SE*	145	13,061
Gecina SA, REIT	153	15,622
Getlink SE	1,191	20,275
Hermes International SCA	106	253,763
Ipsen SA	126	15,326
Kering SA	248	86,916
Klepierre SA, REIT	716	19,226
La Francaise des Jeux SAEM, 144A	350	13,190
Legrand SA	883	90,743
L’Oreal SA	806	377,896

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

France (cont’d.)

LVMH Moet Hennessy Louis Vuitton SE	925	$759,829
Orange SA	6,202	69,030
Pernod Ricard SA	681	102,996
Publicis Groupe SA	762	84,084
Remy Cointreau SA	77	7,305
Renault SA	640	31,701
Rexel SA	756	19,595
Safran SA	1,145	248,273
Sartorius Stedim Biotech	98	21,106
SEB SA	83	9,796
Societe Generale SA	2,460	66,285
Sodexo SA	295	25,687
Teleperformance SE*	198	17,936
Thales SA	317	53,277
TotalEnergies SE	7,274	528,083
Unibail-Rodamco-Westfield, REIT*	394	32,833
Veolia Environnement SA	2,309	71,782
Vinci SA	1,691	198,145
Vivendi SE	2,230	22,687
Worldline SA, 144A*	801	8,308

		5,617,801

Germany 7.5%

adidas AG	540	130,131
Allianz SE	1,313	372,610
BASF SE	2,973	155,775
Bayer AG	3,272	95,446
Bayerische Motoren Werke AG	1,062	115,704
Bechtle AG	273	13,175
Beiersdorf AG	336	50,502
Brenntag SE	445	35,513
Carl Zeiss Meditec AG	134	14,139
Commerzbank AG	3,511	52,181
Continental AG	366	23,721
Covestro AG, 144A*	644	32,254
Daimler Truck Holding AG	1,782	80,361
Deutsche Bank AG	6,456	103,119
Deutsche Boerse AG	633	122,037
Deutsche Lufthansa AG*	1,993	14,263
Deutsche Post AG	3,302	138,255
Deutsche Telekom AG	10,796	247,289
E.ON SE	7,478	99,023
Evonik Industries AG	776	16,172
Fresenius Medical Care AG	684	28,798

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  13

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Germany (cont’d.)

Fresenius SE & Co. KGaA	1,407	$41,985
GEA Group AG*	545	21,996
Hannover Rueck SE	201	49,857
Heidelberg Materials AG	437	43,978
Henkel AG & Co. KGaA	346	24,880
Infineon Technologies AG	4,350	150,958
Knorr-Bremse AG	242	17,958
LEG Immobilien SE*	247	20,967
Mercedes-Benz Group AG	2,688	203,323
Merck KGaA	430	68,328
MTU Aero Engines AG	179	43,124
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	454	199,673
Nemetschek SE	192	16,967
Puma SE	352	16,252
Rational AG	17	14,501
Rheinmetall AG	145	79,901
RWE AG	2,106	73,364
SAP SE	3,499	631,804
Scout24 SE, 144A	290	21,303
Siemens AG	2,546	476,951
Siemens Energy AG*	1,730	35,523
Siemens Healthineers AG, 144A	939	52,075
Symrise AG	442	47,379
Talanx AG	215	16,171
Volkswagen AG	98	13,835
Vonovia SE	2,442	70,564
Zalando SE, 144A*	747	19,545

		4,413,630

Hong Kong 1.7%

AIA Group Ltd.	38,200	279,790
Brightoil Petroleum Holdings Ltd.*^	7,000	—
CK Asset Holdings Ltd.	6,800	29,006
CK Infrastructure Holdings Ltd.	2,200	12,428
CLP Holdings Ltd.	5,400	42,477
Futu Holdings Ltd., ADR*	200	12,862
Hang Lung Properties Ltd.	6,000	6,622
Hang Seng Bank Ltd.	2,700	35,604
Henderson Land Development Co. Ltd.	5,004	15,086
HKT Trust & HKT Ltd., UTS	13,000	14,352
Hong Kong & China Gas Co. Ltd.	37,356	28,404
Hong Kong Exchanges & Clearing Ltd.	4,040	128,369
Hongkong Land Holdings Ltd.	3,700	11,822
Jardine Matheson Holdings Ltd.	587	22,464

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Hong Kong (cont’d.)

Link REIT, REIT	8,500	$36,421
MTR Corp. Ltd.	5,500	18,075
Power Assets Holdings Ltd.	4,600	26,386
Prudential PLC	9,170	79,755
Sino Land Co. Ltd.	13,600	14,541
Sun Hung Kai Properties Ltd.	4,750	43,819
Swire Pacific Ltd. (Class A Stock)	1,500	12,703
Swire Properties Ltd.	3,800	7,859
Techtronic Industries Co. Ltd.	4,500	62,187
WH Group Ltd., 144A	27,700	20,133
Wharf Real Estate Investment Co. Ltd.	5,500	17,064

		978,229

Ireland 0.4%

AerCap Holdings NV*	700	59,143
AIB Group PLC	5,233	27,087
Bank of Ireland Group PLC	3,519	37,545
Kerry Group PLC (Class A Stock)	531	45,697
Kingspan Group PLC	515	45,808
Smurfit Kappa Group PLC	867	37,567

		252,847

Israel 0.6%

Azrieli Group Ltd.	141	9,072
Bank Hapoalim BM	4,231	38,115
Bank Leumi Le-Israel BM	5,077	39,560
Check Point Software Technologies Ltd.*	300	44,826
Elbit Systems Ltd.	89	18,117
Enlight Renewable Energy Ltd.*	1	8
Global-e Online Ltd.*	300	10,059
ICL Group Ltd.	2,577	12,096
Israel Discount Bank Ltd. (Class A Stock)	4,120	21,132
Mizrahi Tefahot Bank Ltd.	514	18,717
Nice Ltd.*	211	47,182
Teva Pharmaceutical Industries Ltd., ADR*	3,800	53,390
Wix.com Ltd.*	200	23,774

		336,048

Italy 2.3%

Amplifon SpA	415	13,855
Assicurazioni Generali SpA	3,376	82,315
Banco BPM SpA	4,037	26,506

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  15

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Italy (cont’d.)

Coca-Cola HBC AG*	736	$23,757
Davide Campari-Milano NV	2,144	21,502
DiaSorin SpA	83	8,383
Enel SpA	27,090	178,047
Eni SpA	7,352	118,086
Ferrari NV	420	172,735
FinecoBank Banca Fineco SpA	2,034	31,160
Infrastrutture Wireless Italiane SpA, 144A	1,119	11,992
Intesa Sanpaolo SpA	49,702	186,035
Leonardo SpA	1,348	30,980
Mediobanca Banca di Credito Finanziario SpA	1,709	24,282
Moncler SpA	686	46,704
Nexi SpA, 144A*	1,967	11,444
Poste Italiane SpA, 144A	1,740	22,104
Prysmian SpA	875	47,476
Recordati Industria Chimica e Farmaceutica SpA	348	18,518
Snam SpA	6,716	30,728
Telecom Italia SpA*	33,188	7,868
Terna - Rete Elettrica Nazionale	4,686	37,544
UniCredit SpA	5,164	189,541

		1,341,562

Japan 21.4%

Advantest Corp.	2,630	82,321
Aeon Co. Ltd.	2,180	45,580
AGC, Inc.	720	26,621
Aisin Corp.	500	19,018
Ajinomoto Co., Inc.	1,570	58,375
ANA Holdings, Inc.	550	10,446
Asahi Group Holdings Ltd.	1,590	54,392
Asahi Intecc Co. Ltd.	700	10,257
Asahi Kasei Corp.	4,150	28,934
Astellas Pharma, Inc.	6,030	57,875
Azbil Corp.	400	11,172
Bandai Namco Holdings, Inc.	2,010	37,557
Bridgestone Corp.	1,900	83,841
Brother Industries Ltd.	750	13,267
Canon, Inc.	3,330	90,127
Capcom Co. Ltd.	1,100	18,109
Central Japan Railway Co.	2,620	59,914
Chiba Bank Ltd. (The)	1,750	14,782
Chubu Electric Power Co., Inc.	2,150	27,597
Chugai Pharmaceutical Co. Ltd.	2,220	70,605
Concordia Financial Group Ltd.	3,550	19,128

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Dai Nippon Printing Co. Ltd.	700	$20,388
Daifuku Co. Ltd.	1,000	20,484
Dai-ichi Life Holdings, Inc.	3,150	72,957
Daiichi Sankyo Co. Ltd.	6,260	210,697
Daikin Industries Ltd.	880	120,112
Daito Trust Construction Co. Ltd.	246	26,370
Daiwa House Industry Co. Ltd.	1,970	55,434
Daiwa Securities Group, Inc.	4,450	32,703
Denso Corp.	6,370	108,565
Dentsu Group, Inc.	680	18,396
Disco Corp.	310	88,302
East Japan Railway Co.	3,240	59,386
Eisai Co. Ltd.	814	33,430
ENEOS Holdings, Inc.	9,610	44,400
FANUC Corp.	3,165	93,745
Fast Retailing Co. Ltd.	585	152,959
Fuji Electric Co. Ltd.	400	24,882
FUJIFILM Holdings Corp.	3,780	80,410
Fujitsu Ltd.	5,900	91,144
GLP J-REIT, REIT	17	13,826
Hamamatsu Photonics KK	450	16,489
Hankyu Hanshin Holdings, Inc.	770	20,188
Hikari Tsushin, Inc.	80	13,002
Hirose Electric Co. Ltd.	145	15,391
Hitachi Construction Machinery Co. Ltd.	420	11,996
Hitachi Ltd.	3,080	284,163
Honda Motor Co. Ltd.	15,370	174,873
Hoshizaki Corp.	340	11,716
Hoya Corp.	1,180	136,809
Hulic Co. Ltd.	1,260	11,610
Ibiden Co. Ltd.	360	13,685
Idemitsu Kosan Co. Ltd.	3,235	21,918
Iida Group Holdings Co. Ltd.	530	6,766
Inpex Corp.	3,250	48,684
Isuzu Motors Ltd.	1,950	24,712
ITOCHU Corp.	4,050	182,715
Japan Airlines Co. Ltd.	460	8,151
Japan Exchange Group, Inc.	1,750	40,986
Japan Metropolitan Fund Investment Corp., REIT	23	13,886
Japan Post Bank Co. Ltd.	4,800	48,722
Japan Post Holdings Co. Ltd.	6,900	66,263
Japan Post Insurance Co. Ltd.	650	12,203
Japan Real Estate Investment Corp., REIT	4	13,565
Japan Tobacco, Inc.	4,080	109,759

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  17

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

JFE Holdings, Inc.	1,930	$28,807
Kajima Corp.	1,400	26,820
Kansai Electric Power Co., Inc. (The)	2,420	36,250
Kao Corp.	1,630	67,241
Kawasaki Kisen Kaisha Ltd.	1,350	19,021
KDDI Corp.	4,960	137,634
KDX Realty Investment Corp., REIT	14	13,809
Keisei Electric Railway Co. Ltd.	450	16,764
Keyence Corp.	646	284,091
Kikkoman Corp.	2,300	27,405
Kintetsu Group Holdings Co. Ltd.	610	15,682
Kirin Holdings Co. Ltd.	2,600	37,954
Kobe Bussan Co. Ltd.	500	10,799
Koito Manufacturing Co. Ltd.	660	8,878
Komatsu Ltd.	3,160	94,345
Konami Group Corp.	400	24,135
Kubota Corp.	3,350	53,733
Kyocera Corp.	4,250	51,802
Kyowa Kirin Co. Ltd.	920	15,450
Lasertec Corp.	250	53,926
LY Corp.	8,900	21,383
M3, Inc.	1,470	15,550
Makita Corp.	750	21,713
Marubeni Corp.	4,850	86,409
MatsukiyoCocokara & Co.	1,120	15,882
Mazda Motor Corp.	1,900	21,507
McDonald’s Holdings Co. Japan Ltd.	300	13,197
MEIJI Holdings Co. Ltd.	782	17,497
MINEBEA MITSUMI, Inc.	1,200	22,476
MISUMI Group, Inc.	950	15,445
Mitsubishi Chemical Group Corp.	4,250	24,794
Mitsubishi Corp.	11,590	265,058
Mitsubishi Electric Corp.	6,530	113,817
Mitsubishi Estate Co. Ltd.	3,770	69,084
Mitsubishi HC Capital, Inc.	2,673	17,310
Mitsubishi Heavy Industries Ltd.	10,600	94,776
Mitsubishi UFJ Financial Group, Inc.	37,200	370,562
Mitsui & Co. Ltd.	4,400	212,413
Mitsui Chemicals, Inc.	640	18,216
Mitsui Fudosan Co. Ltd.	8,880	90,372
Mitsui OSK Lines Ltd.	1,160	36,818
Mizuho Financial Group, Inc.	8,030	155,213
MonotaRO Co. Ltd.	920	11,026
MS&AD Insurance Group Holdings, Inc.	4,230	76,051

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Murata Manufacturing Co. Ltd.	5,760	$105,248
NEC Corp.	800	57,922
Nexon Co. Ltd.	1,140	17,774
Nidec Corp.	1,390	65,098
Nintendo Co. Ltd.	3,450	168,253
Nippon Building Fund, Inc., REIT	5	19,104
Nippon Express Holdings, Inc.	270	13,813
Nippon Paint Holdings Co. Ltd.	3,150	20,163
Nippon Prologis REIT, Inc., REIT	7	12,079
Nippon Sanso Holdings Corp.	590	17,524
Nippon Steel Corp.	2,930	65,687
Nippon Telegraph & Telephone Corp.	99,500	107,426
Nippon Yusen KK	1,600	45,425
Nissan Chemical Corp.	410	13,976
Nissan Motor Co. Ltd.	7,750	28,363
Nissin Foods Holdings Co. Ltd.	650	17,346
Nitori Holdings Co. Ltd.	262	35,064
Nitto Denko Corp.	450	37,209
Nomura Holdings, Inc.	10,000	56,900
Nomura Real Estate Holdings, Inc.	380	10,639
Nomura Real Estate Master Fund, Inc., REIT	14	13,383
Nomura Research Institute Ltd.	1,360	32,909
NTT Data Group Corp.	2,100	32,839
Obayashi Corp.	2,150	23,996
Obic Co. Ltd.	250	32,117
Odakyu Electric Railway Co. Ltd.	1,040	11,692
Olympus Corp.	4,080	56,833
Omron Corp.	570	19,564
Ono Pharmaceutical Co. Ltd.	1,280	18,436
Oracle Corp.	150	11,257
Oriental Land Co. Ltd.	3,650	100,710
ORIX Corp.	3,900	79,815
Osaka Gas Co. Ltd.	1,240	27,573
Otsuka Corp.	780	15,513
Otsuka Holdings Co. Ltd.	1,410	60,287
Pan Pacific International Holdings Corp.	1,250	29,358
Panasonic Holdings Corp.	7,360	64,241
Rakuten Group, Inc.*	5,000	24,047
Recruit Holdings Co. Ltd.	4,800	206,723
Renesas Electronics Corp.	4,980	80,854
Resona Holdings, Inc.	7,060	44,646
Ricoh Co. Ltd.	1,800	15,529
Rohm Co. Ltd.	1,090	15,669
SBI Holdings, Inc.	800	19,479

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  19

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

SCREEN Holdings Co. Ltd.	270	$27,858
SCSK Corp.	530	9,635
Secom Co. Ltd.	700	48,624
Seiko Epson Corp.	950	15,628
Sekisui Chemical Co. Ltd.	1,300	18,912
Sekisui House Ltd.	1,980	45,501
Seven & i Holdings Co. Ltd.	7,500	96,909
SG Holdings Co. Ltd.	1,050	12,290
Sharp Corp.*	840	4,409
Shimadzu Corp.	780	21,191
Shimano, Inc.	270	43,879
Shimizu Corp.	1,750	10,840
Shin-Etsu Chemical Co. Ltd.	6,050	234,189
Shionogi & Co. Ltd.	890	41,564
Shiseido Co. Ltd.	1,350	36,137
Shizuoka Financial Group, Inc.	1,560	14,561
SMC Corp.	190	99,820
SoftBank Corp.	9,550	115,189
SoftBank Group Corp.	3,500	172,132
Sompo Holdings, Inc.	3,180	62,933
Sony Group Corp.	4,230	349,615
Square Enix Holdings Co. Ltd.	280	10,121
Subaru Corp.	2,070	46,221
SUMCO Corp.	1,180	17,598
Sumitomo Corp.	3,480	91,514
Sumitomo Electric Industries Ltd.	2,370	36,632
Sumitomo Metal Mining Co. Ltd.	810	27,061
Sumitomo Mitsui Financial Group, Inc.	4,320	245,393
Sumitomo Mitsui Trust Holdings, Inc.	2,260	47,516
Sumitomo Realty & Development Co. Ltd.	950	32,874
Suntory Beverage & Food Ltd.	470	15,292
Suzuki Motor Corp.	5,280	61,490
Sysmex Corp.	1,680	26,864
T&D Holdings, Inc.	1,650	26,924
Taisei Corp.	550	20,136
Takeda Pharmaceutical Co. Ltd.	5,283	138,848
TDK Corp.	1,310	58,440
Terumo Corp.	4,520	76,678
TIS, Inc.	750	16,017
Tobu Railway Co. Ltd.	630	12,500
Toho Co. Ltd.	420	14,071
Tokio Marine Holdings, Inc.	6,010	189,954
Tokyo Electric Power Co. Holdings, Inc.*	5,100	31,723
Tokyo Electron Ltd.	1,570	344,373

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Tokyo Gas Co. Ltd.	1,240	$27,810
Tokyu Corp.	1,650	19,532
TOPPAN Holdings, Inc.	800	18,979
Toray Industries, Inc.	4,590	20,980
TOTO Ltd.	530	14,344
Toyota Industries Corp.	480	45,613
Toyota Motor Corp.	35,550	810,846
Toyota Tsusho Corp.	710	45,142
Trend Micro, Inc.	440	21,682
Unicharm Corp.	1,340	39,816
USS Co. Ltd.	1,400	10,695
West Japan Railway Co.	1,420	26,954
Yakult Honsha Co. Ltd.	850	16,626
Yamaha Corp.	420	8,851
Yamaha Motor Co. Ltd.	2,950	27,515
Yamato Holdings Co. Ltd.	880	11,622
Yaskawa Electric Corp.	820	33,786
Yokogawa Electric Corp.	750	16,572
Zensho Holdings Co. Ltd.	300	11,628
ZOZO, Inc.	440	9,477

		12,608,884

Jordan 0.0%

Hikma Pharmaceuticals PLC	552	13,254

Luxembourg 0.1%

ArcelorMittal SA	1,704	42,571
Eurofins Scientific SE	449	27,518

		70,089

Macau 0.1%

Galaxy Entertainment Group Ltd.	8,000	35,895
Sands China Ltd.*	8,000	18,869

		54,764

Netherlands 4.2%

ABN AMRO Bank NV, 144A, CVA	1,586	25,405
Adyen NV, 144A*	73	87,454
Aegon Ltd.	5,155	32,105
Akzo Nobel NV	568	37,478
Argenx SE*	197	73,592
ASM International NV	156	98,130

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  21

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Netherlands (cont’d.)

ASML Holding NV	1,351	$1,176,738
ASR Nederland NV	528	26,421
BE Semiconductor Industries NV	257	34,097
Euronext NV, 144A	285	25,664
EXOR NV	312	34,063
Heineken Holding NV	432	34,752
Heineken NV	959	93,329
IMCD NV*	190	28,666
ING Groep NV	11,134	176,032
JDE Peet’s NV	325	7,221
Koninklijke Ahold Delhaize NV	3,200	97,133
Koninklijke KPN NV	11,176	40,615
Koninklijke Philips NV*	2,629	69,816
NN Group NV	902	41,610
OCI NV	351	9,441
Randstad NV	368	18,456
Universal Music Group NV	2,730	80,303
Wolters Kluwer NV	828	123,957

		2,472,478

New Zealand 0.2%

Auckland International Airport Ltd.	4,415	20,411
Fisher & Paykel Healthcare Corp. Ltd.	1,939	32,474
Mercury NZ Ltd.	2,554	9,585
Meridian Energy Ltd.	4,308	15,194
Spark New Zealand Ltd.	6,124	17,209
Xero Ltd.*	479	37,189

		132,062

Norway 0.5%

Aker BP ASA	1,052	25,514
DNB Bank ASA	3,083	53,734
Equinor ASA	3,001	79,852
Gjensidige Forsikring ASA	842	13,500
Kongsberg Gruppen ASA	293	20,684
Mowi ASA	1,702	29,882
Norsk Hydro ASA	4,419	27,156
Orkla ASA	2,335	15,884
Salmar ASA	242	15,224
Telenor ASA	2,097	24,109

		305,539

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Portugal 0.2%

EDP - Energias de Portugal SA*	10,452	$39,249
Galp Energia SGPS SA	1,513	32,501
Jeronimo Martins SGPS SA	943	19,399

		91,149

Russia 0.0%

Evraz PLC*^	2,361	—

Singapore 1.4%

CapitaLand Ascendas REIT, REIT	12,416	23,519
CapitaLand Integrated Commercial Trust, REIT	17,688	25,214
CapitaLand Investment Ltd.*	8,700	16,825
City Developments Ltd.	1,700	7,619
DBS Group Holdings Ltd.	6,700	170,565
Genting Singapore Ltd.	20,100	13,414
Grab Holdings Ltd. (Class A Stock)*	6,300	22,050
Jardine Cycle & Carriage Ltd.	390	7,526
Keppel Ltd.	4,800	24,009
Mapletree Logistics Trust, REIT	11,600	11,383
Mapletree Pan Asia Commercial Trust, REIT	7,900	7,239
Oversea-Chinese Banking Corp. Ltd.	11,473	119,108
Sea Ltd., ADR*	1,300	82,147
Seatrium Ltd.*	147,677	10,550
Sembcorp Industries Ltd.	3,000	11,724
Singapore Airlines Ltd.	5,000	23,858
Singapore Exchange Ltd.	2,800	19,100
Singapore Technologies Engineering Ltd.	5,200	15,275
Singapore Telecommunications Ltd.	27,500	47,693
STMicroelectronics NV	2,276	90,095
United Overseas Bank Ltd.	4,257	94,466

		843,379

South Africa 0.2%

Anglo American PLC	4,232	138,291

South Korea 0.0%

Delivery Hero SE, 144A*	586	16,395

Spain 2.4%

Acciona SA	82	9,480
ACS Actividades de Construccion y Servicios SA	695	27,835
Aena SME SA, 144A	250	45,560

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  23

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Spain (cont’d.)

Amadeus IT Group SA	1,500	$95,211
Banco Bilbao Vizcaya Argentaria SA	19,559	211,511
Banco Santander SA	54,222	263,824
CaixaBank SA	12,567	66,273
Cellnex Telecom SA, 144A	1,539	50,871
EDP Renovaveis SA	1,023	14,005
Enagas SA	829	12,158
Endesa SA	1,058	19,293
Grifols SA*	993	9,088
Iberdrola SA	20,560	252,098
Industria de Diseno Textil SA	3,633	165,414
Redeia Corp. SA	1,352	22,570
Repsol SA	4,066	63,820
Telefonica SA	16,280	72,928

		1,401,939

Sweden 2.8%

Alfa Laval AB	964	41,042
Assa Abloy AB (Class B Stock)	3,338	88,195
Atlas Copco AB (Class A Stock)	8,947	156,716
Atlas Copco AB (Class B Stock)	5,199	77,955
Beijer Ref AB	1,282	18,068
Boliden AB	911	29,940
Epiroc AB (Class A Stock)	2,195	40,580
Epiroc AB (Class B Stock)	1,299	21,532
EQT AB	1,251	33,751
Essity AB (Class B Stock)	2,029	50,623
Evolution AB, 144A	610	67,396
Fastighets AB Balder (Class B Stock)*	2,171	13,684
Getinge AB (Class B Stock)	762	16,042
H & M Hennes & Mauritz AB (Class B Stock)	2,151	34,190
Hexagon AB (Class B Stock)	6,915	72,338
Holmen AB (Class B Stock)	254	9,893
Husqvarna AB (Class B Stock)	1,165	9,450
Industrivarden AB (Class A Stock)	433	13,944
Industrivarden AB (Class C Stock)	487	15,657
Indutrade AB	910	20,935
Investment AB Latour (Class B Stock)	493	11,879
Investor AB (Class B Stock)	5,765	141,201
L E Lundbergforetagen AB (Class B Stock)	253	12,470
Lifco AB (Class B Stock)	776	18,801
Nibe Industrier AB (Class B Stock)	5,048	23,293
Saab AB (Class B Stock)	267	21,138
Sagax AB (Class B Stock)	658	16,478

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden (cont’d.)

Sandvik AB	3,551	$70,784
Securitas AB (Class B Stock)	1,638	16,415
Skandinaviska Enskilda Banken AB (Class A Stock)	5,285	69,215
Skanska AB (Class B Stock)	1,133	19,463
SKF AB (Class B Stock)	1,135	23,333
Svenska Cellulosa AB SCA (Class B Stock)	2,018	29,574
Svenska Handelsbanken AB (Class A Stock)	4,858	41,659
Swedbank AB (Class A Stock)	2,828	54,078
Swedish Orphan Biovitrum AB*	648	16,727
Tele2 AB (Class B Stock)	2,010	18,747
Telefonaktiebolaget LM Ericsson (Class B Stock)	9,753	49,495
Telia Co. AB	7,858	17,975
Volvo AB (Class A Stock)	667	17,566
Volvo AB (Class B Stock)	5,026	127,928
Volvo Car AB (Class B Stock)*	2,496	7,748

		1,657,898

Switzerland 5.6%

ABB Ltd.	5,360	260,434
Adecco Group AG	533	18,646
Alcon, Inc.	1,664	127,590
Avolta AG*	326	12,328
Bachem Holding AG	112	9,717
Baloise Holding AG	138	20,854
Banque Cantonale Vaudoise	100	10,457
Barry Callebaut AG	10	16,160
BKW AG	70	10,391
Chocoladefabriken Lindt & Spruengli AG	7	80,633
Cie Financiere Richemont SA (Class A Stock)	1,801	248,947
Clariant AG*	719	10,757
DSM-Firmenich AG	618	69,311
EMS-Chemie Holding AG	23	18,350
Geberit AG	116	61,919
Givaudan SA	31	132,580
Helvetia Holding AG	124	16,220
Julius Baer Group Ltd.	686	36,810
Kuehne + Nagel International AG	181	47,838
Logitech International SA	548	42,666
Lonza Group AG	248	136,894
Novartis AG	6,867	666,494
Partners Group Holding AG	76	97,779
Sandoz Group AG*	1,364	46,358
Schindler Holding AG	78	19,005
Schindler Holding AG (Part. Cert.)	127	31,656

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  25

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Switzerland (cont’d.)

SGS SA	499	$43,940
SIG Group AG*	1,019	20,363
Sika AG	508	144,506
Sonova Holding AG	177	48,928
Straumann Holding AG	372	49,453
Swatch Group AG (The)	194	8,043
Swatch Group AG (The) (Bearer Shares)	96	20,171
Swiss Life Holding AG	102	68,825
Swiss Prime Site AG	205	18,928
Swisscom AG	91	49,923
Temenos AG	213	13,250
UBS Group AG	11,019	289,395
VAT Group AG, 144A	90	44,808
Zurich Insurance Group AG	491	237,667

		3,308,994

United Arab Emirates 0.0%

NMC Health PLC*^	372	—

United Kingdom 9.8%

3i Group PLC	3,242	115,828
abrdn PLC	6,282	11,456
Admiral Group PLC	867	29,510
Ashtead Group PLC	1,458	105,868
Associated British Foods PLC	1,148	37,996
AstraZeneca PLC	5,194	785,587
Auto Trader Group PLC, 144A	3,333	28,895
Aviva PLC	9,121	52,958
BAE Systems PLC	10,128	168,451
Barclays PLC	50,315	126,859
Barratt Developments PLC	3,246	18,340
Berkeley Group Holdings PLC	354	20,789
British American Tobacco PLC	6,744	197,979
BT Group PLC	21,527	27,529
Bunzl PLC	1,126	43,180
Burberry Group PLC	1,210	17,314
Centrica PLC	18,250	29,132
CK Hutchison Holdings Ltd.	9,100	44,197
Coca-Cola Europacific Partners PLC	700	50,414
Compass Group PLC	5,709	158,789
Croda International PLC	465	26,634
DCC PLC	329	22,468
Diageo PLC	7,487	258,748

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

Entain PLC	2,128	$20,761
Flutter Entertainment PLC*	589	109,118
Halma PLC	1,264	34,642
Hargreaves Lansdown PLC	1,185	11,975
HSBC Holdings PLC	64,183	556,335
Imperial Brands PLC	2,836	64,803
Informa PLC	4,609	45,629
InterContinental Hotels Group PLC	551	53,741
Intertek Group PLC	537	33,051
J Sainsbury PLC	5,521	18,110
JD Sports Fashion PLC	8,632	12,358
Kingfisher PLC	6,302	19,412
Land Securities Group PLC, REIT	2,357	19,049
Legal & General Group PLC	19,913	58,455
Lloyds Banking Group PLC	211,658	136,601
London Stock Exchange Group PLC	1,387	152,903
M&G PLC	7,471	18,704
Melrose Industries PLC	4,484	35,228
National Grid PLC	12,462	163,466
NatWest Group PLC	19,187	72,419
Next PLC	401	44,975
Ocado Group PLC*	1,930	8,450
Pearson PLC	2,129	25,833
Persimmon PLC	1,064	17,229
Phoenix Group Holdings PLC	2,502	15,239
Reckitt Benckiser Group PLC	2,390	133,618
RELX PLC	6,293	258,560
Rentokil Initial PLC	8,402	42,413
Rolls-Royce Holdings PLC*	28,034	143,759
Sage Group PLC (The)	3,420	49,593
Schroders PLC	2,685	11,771
Segro PLC, REIT	3,884	40,852
Severn Trent PLC	896	27,619
Smith & Nephew PLC	2,909	35,244
Smiths Group PLC	1,157	23,325
Spirax-Sarco Engineering PLC	246	27,069
SSE PLC	3,638	75,621
St. James’s Place PLC	1,827	9,886
Standard Chartered PLC	7,633	65,579
Taylor Wimpey PLC	11,766	19,280
Tesco PLC	23,670	87,391
Unilever PLC	8,377	433,349
United Utilities Group PLC	2,271	29,603
Vodafone Group PLC	76,660	64,648

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  27

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

Whitbread PLC	644	$25,382
Wise PLC (Class A Stock)*	2,048	19,682
WPP PLC	3,580	35,883

		5,787,534

United States 8.6%

BP PLC	57,348	369,644
CRH PLC	2,325	180,050
CSL Ltd.	1,619	287,658
CyberArk Software Ltd.*	150	35,887
Experian PLC	3,064	123,583
Ferrovial SE	1,708	61,429
GSK PLC	13,787	286,038
Haleon PLC	22,910	96,757
Holcim AG*	1,736	145,317
James Hardie Industries PLC, CDI*	1,466	50,398
Monday.com Ltd.*	100	18,933
Nestle SA	8,945	898,080
QIAGEN NV*	736	30,729
Roche Holding AG	2,354	564,052
Roche Holding AG (Bearer Shares)	115	30,252
Sanofi SA	3,814	376,796
Schneider Electric SE	1,823	415,668
Shell PLC	21,874	777,590
Stellantis NV	7,423	164,245
Swiss Re AG	1,013	110,119
Tenaris SA	1,573	26,123

		5,049,348

TOTAL COMMON STOCKS
(cost $36,347,990)		54,331,915

PREFERRED STOCKS 0.4%

Germany

Bayerische Motoren Werke AG (PRFC)	196	20,140
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A	379	33,741
Henkel AG & Co. KGaA (PRFC)	564	44,805
Porsche Automobil Holding SE (PRFC)	510	25,985
Sartorius AG (PRFC)	87	26,009

See Notes to Financial Statements.

Description	Shares	Value

PREFERRED STOCKS (Continued)

Germany (cont’d.)

Volkswagen AG (PRFC)	687	$84,161

TOTAL PREFERRED STOCKS
(cost $227,549)		234,841

UNAFFILIATED EXCHANGE-TRADED FUND 3.4%

United States

iShares MSCI EAFE ETF
(cost $1,780,038)	26,085	2,015,588

TOTAL LONG-TERM INVESTMENTS
(cost $38,355,577)		56,582,344

SHORT-TERM INVESTMENTS 2.1%

AFFILIATED MUTUAL FUNDS 1.8%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(wb)	1,072,519	1,072,519
PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(wb)	781	781

TOTAL AFFILIATED MUTUAL FUNDS
(cost $1,073,300)		1,073,300

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.3%
U.S. Treasury Bills
(cost $148,918)	5.270%	06/20/24	150	148,901

TOTAL SHORT-TERM INVESTMENTS
(cost $1,222,218)				1,222,201

TOTAL INVESTMENTS 97.9%
(cost $39,577,795)				57,804,545
Other assets in excess of liabilities(z) 2.1%				1,231,195

NET ASSETS 100.0%				$59,035,740

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  29

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

ADR—American Depositary Receipt

ASX—Australian Securities Exchange

CDI—Chess Depository Interest

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

FTSE—Financial Times Stock Exchange

MSC—Morgan Stanley & Co. LLC

MSCI—Morgan Stanley Capital International

OTC—Over-the-counter

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SPI—Share Price Index

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1	ASX SPI 200 Index	Jun. 2024	$124,459	$(422)
6	Euro STOXX 50 Index	Jun. 2024	313,565	216
2	FTSE 100 Index	Jun. 2024	203,889	12,631
12	Mini MSCI EAFE Index	Jun. 2024	1,360,500	(39,134)
2	TOPIX Index	Jun. 2024	348,350	6,369

				$(20,340)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

MSC	$—	$148,901

See Notes to Financial Statements.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$3,975,836	$—
Austria	—	132,156	—
Belgium	—	437,424	—
Brazil	—	15,706	—
Burkina Faso	—	13,021	—
Chile	—	36,018	—
China	—	246,136	—
Denmark	1,613	2,030,568	—
Finland	—	551,323	—
France	—	5,617,801	—
Germany	—	4,413,630	—
Hong Kong	12,862	965,367	—	**
Ireland	59,143	193,704	—
Israel	132,049	203,999	—
Italy	—	1,341,562	—
Japan	—	12,608,884	—
Jordan	—	13,254	—
Luxembourg	—	70,089	—
Macau	—	54,764	—
Netherlands	—	2,472,478	—
New Zealand	—	132,062	—
Norway	—	305,539	—
Portugal	—	91,149	—
Russia	—	—	—	**
Singapore	104,197	739,182	—
South Africa	—	138,291	—
South Korea	—	16,395	—
Spain	—	1,401,939	—
Sweden	—	1,657,898	—
Switzerland	—	3,308,994	—
United Arab Emirates	—	—	—	**
United Kingdom	50,414	5,737,120	—

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  31

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
United States	$54,820	$4,994,528	$—
Preferred Stocks
Germany	—	234,841	—
Unaffiliated Exchange-Traded Fund
United States	2,015,588	—	—
Short-Term Investments
Affiliated Mutual Funds	1,073,300	—	—
U.S. Treasury Obligation	—	148,901	—

Total	$3,503,986	$54,300,559	$—**

Other Financial Instruments*
Assets
Futures Contracts	$19,216	$—	$—

Liabilities
Futures Contracts	$(39,556)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2024 were as follows:

Banks	9.7%
Pharmaceuticals	8.7
Insurance	4.8
Oil, Gas & Consumable Fuels	4.0
Semiconductors & Semiconductor Equipment	3.8
Automobiles	3.5
Unaffiliated Exchange-Traded Fund	3.4
Metals & Mining	2.9
Machinery	2.8
Chemicals	2.8
Textiles, Apparel & Luxury Goods	2.8
Capital Markets	2.6
Food Products	2.5
Trading Companies & Distributors	2.1
Aerospace & Defense	2.1

Electrical Equipment	1.9%
Health Care Equipment & Supplies	1.9
Affiliated Mutual Funds	1.8
Personal Care Products	1.8
Software	1.8
Industrial Conglomerates	1.6
Electric Utilities	1.6
Beverages	1.6
Professional Services	1.5
Hotels, Restaurants & Leisure	1.5
Diversified Telecommunication Services	1.5
Electronic Equipment, Instruments & Components	1.2
Real Estate Management & Development	1.1
Consumer Staples Distribution & Retail	1.0
Household Durables	1.0

See Notes to Financial Statements.

Industry Classification (continued):

Financial Services	1.0%
Building Products	0.9
Wireless Telecommunication Services	0.9
Multi-Utilities	0.8
Specialty Retail	0.8
Biotechnology	0.8
Construction & Engineering	0.7
IT Services	0.7
Broadline Retail	0.7
Entertainment	0.7
Construction Materials	0.7
Tobacco	0.6
Automobile Components	0.6
Ground Transportation	0.5
Household Products	0.5
Air Freight & Logistics	0.4
Technology Hardware, Storage & Peripherals	0.4
Life Sciences Tools & Services	0.4
Industrial REITs	0.4
Media	0.3
Marine Transportation	0.3
Commercial Services & Supplies	0.3
Retail REITs	0.3
Transportation Infrastructure	0.3
Paper & Forest Products	0.3

Gas Utilities	0.3%
U.S. Treasury Obligation	0.3
Health Care Providers & Services	0.2
Interactive Media & Services	0.2
Communications Equipment	0.2
Diversified REITs	0.2
Independent Power & Renewable Electricity Producers	0.2
Leisure Products	0.2
Passenger Airlines	0.1
Office REITs	0.1
Containers & Packaging	0.1
Water Utilities	0.1
Diversified Consumer Services	0.1
Energy Equipment & Services	0.0	*
Health Care Technology	0.0	*
Distributors	0.0	*

	97.9
Other assets in excess of liabilities	2.1

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$19,216	*	Due from/to broker-variation margin futures	$39,556	*

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  33

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$201,435

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$80,121

For the six months ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$2,088,005

*	Average volume is based on average quarter end balances for the six months ended April 30, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets

Investments at value:
Unaffiliated investments (cost $38,504,495)	$56,731,245
Affiliated investments (cost $1,073,300)	1,073,300
Foreign currency, at value (cost $860,416)	846,742
Dividends receivable	221,894
Tax reclaim receivable	220,959
Receivable for Fund shares sold	19,555
Due from Manager	17,726
Prepaid expenses and other assets	30,377

Total Assets	59,161,798

Liabilities

Payable for investments purchased	38,775
Custodian and accounting fees payable	35,056
Due to broker—variation margin futures	15,038
Audit fee payable	14,760
Accrued expenses and other liabilities	6,669
Payable for Fund shares purchased	5,206
Shareholders’ reports fee payable	3,678
Pricing fees payable	3,209
Fund data services payable	1,466
Professional fees payable	1,407
Trustees’ fees payable	685
Affiliated transfer agent fee payable	91
Transfer agent fee payable	18

Total Liabilities	126,058

Net Assets	$59,035,740

Net assets were comprised of:
Paid-in capital	$45,293,172
Total distributable earnings (loss)	13,742,568

Net assets, April 30, 2024	$59,035,740

Class R6
Net asset value, offering price and redemption price per share, ($59,035,740 ÷ 4,303,180 shares of beneficial interest issued and outstanding)	$13.72

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  35

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $114,322 foreign withholding tax)	$843,014
Affiliated dividend income	23,526
Interest income	4,076
Affiliated income from securities lending, net	402

Total income	871,018

Expenses
Management fee	77,876
Custodian and accounting fees	60,051
Pricing fees	28,434
Professional fees	27,421
Audit fee	14,759
Shareholders’ reports	9,257
Fund data services	7,275
Trustees’ fees	5,112
Interest expense	4,621
Commitment fees	1,962
Transfer agent’s fees and expenses (including affiliated expense of $289)	366
Insurance expense	357
Registration fees	111
Miscellaneous	19,809

Total expenses	257,411
Less: Fee waiver and/or expense reimbursement	(186,632)

Net expenses	70,779

Net investment income (loss)	800,239

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(139))	(68,805)
Futures transactions	201,435
Foreign currency transactions	(9,897)

122,733

Net change in unrealized appreciation (depreciation) on:
Investments	9,068,137
Futures	80,121
Foreign currencies	(9,002)

9,139,256

Net gain (loss) on investment and foreign currency transactions	9,261,989

Net Increase (Decrease) In Net Assets Resulting From Operations	$10,062,228

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$800,239	$1,762,584
Net realized gain (loss) on investment and foreign currency transactions	122,733	(387,550)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	9,139,256	7,610,572

Net increase (decrease) in net assets resulting from operations	10,062,228	8,985,606

Dividends and Distributions
Distributions from distributable earnings
Class R6	(2,059,921)	(1,557,701)

Fund share transactions
Net proceeds from shares sold (396,202 and 620,905 shares, respectively)	5,377,236	7,856,647
Net asset value of shares issued in reinvestment of dividends and distributions (159,808 and 133,023 shares, respectively)	2,059,921	1,557,701
Cost of shares purchased (1,414,410 and 1,197,009 shares, respectively)	(18,991,174)	(14,905,886)

Net increase (decrease) in net assets from Fund share transactions	(11,554,017)	(5,491,538)

Total increase (decrease)	(3,551,710)	1,936,367

Net Assets:

Beginning of period	62,587,450	60,651,083

End of period	$59,035,740	$62,587,450

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  37

Financial Highlights (unaudited)

	Six Months
	Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.13		$10.82	$14.73	$11.23	$12.16	$11.36
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.34	0.32	0.31	0.22	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.82		1.26	(3.76)	3.40	(0.82)	0.76
Total from investment operations	1.99		1.60	(3.44)	3.71	(0.60)	1.08
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.29)	(0.43)	(0.21)	(0.33)	(0.27)
Distributions from net realized gains	-		-	(0.04)	-	-	(0.01)
Total dividends and distributions	(0.40)		(0.29)	(0.47)	(0.21)	(0.33)	(0.28)
Net asset value, end of period	$13.72		$12.13	$10.82	$14.73	$11.23	$12.16
Total Return(b):	16.65%		14.87%	(24.07)%	33.21%	(5.21)%	9.88%

Ratios/Supplemental Data:

Net assets, end of period (000)	$59,036		$62,587	$60,651	$81,612	$66,162	$50,807
Average net assets (000)	$62,643		$66,020	$72,851	$82,645	$56,084	$45,226
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.23	%(d)	0.29%	0.30%	0.30%	0.30%	0.30%
Expenses before waivers and/or expense reimbursement	0.83	%(d)	0.77%	0.70%	0.69%	0.95%	1.12%
Net investment income (loss)	2.57	%(d)	2.67%	2.57%	2.16%	1.93%	2.83%
Portfolio turnover rate(e)	17%		8%	26%	23%	13%	13%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions International Developed Markets Index Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide investment results that approximate the performance of the MSCI EAFE Index.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Quant Solutions International Developed Markets Index Fund  39

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

PGIM Quant Solutions International Developed Markets Index Fund  41

Notes to Financial Statements (unaudited) (continued)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and

PGIM Quant Solutions International Developed Markets Index Fund  43

Notes to Financial Statements (unaudited) (continued)

gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Fund has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.25% of average daily net assets.	0.25%

The Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver has no express termination date and may not be terminated by the Manager without prior approval of the Fund’s Board of Trustees. The expense limitation attributable to Class R6 is as follows:

Class	Expense Limitations*
R6	0.19%

*Prior to December 11, 2023, the Manager had contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) to 0.25% of the Fund’s average daily net assets on an annualized basis.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

PGIM Quant Solutions International Developed Markets Index Fund  45

Notes to Financial Statements (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$10,006,824	$23,007,867

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$1,142,230	$ 6,109,030	$ 6,178,741	$—	$ —	$1,072,519	1,072,519	$23,526

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(wb)
—	9,183,506	9,182,586	—	(139)	781	781	402(2)
$1,142,230	$15,292,536	$15,361,327	$—	$(139)	$1,073,300		$23,928

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$41,875,499	$19,463,577	$(3,554,871)	$15,908,706

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$2,426,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	4,277,960	99.4%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	6	80.6%
Unaffiliated	—	—

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

PGIM Quant Solutions International Developed Markets Index Fund  47

Notes to Financial Statements (unaudited) (continued)

SCA
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2024. The average daily balance for the 3 days that the Fund had loans outstanding during the period was approximately $8,639,000, borrowed at a weighted average interest rate of 6.42%. The maximum loan outstanding amount during the period was $11,256,000. At April 30, 2024, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Exchange-Traded Funds (“ETFs”) Risk: Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an index-based ETF is expected to (but may not) closely track the net asset value of the ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which it invests, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the Fund would be unable to sell its ETF shares unless and until trading is resumed.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of

PGIM Quant Solutions International Developed Markets Index Fund  49

Notes to Financial Statements (unaudited) (continued)

foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Quant Solutions International Developed Markets Index Fund  51

Notes to Financial Statements (unaudited) (continued)

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions International Developed Markets Index Fund  53

∎	MAIL	∎	TELEPHONE	∎	WEBSITE

	655 Broad Street		(800) 225-1852		pgim.com/investments

Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	655 Broad Street 16th Floor Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online,go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions International Developed Markets Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND

SHARE CLASS	R6

NASDAQ	PQDMX

CUSIP	74440E607

 MF243E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this      Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not      applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not      applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 14 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002– Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of     1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 17, 2024